23. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Financial Instruments And Risks Management
Risk policy validity	1 year
Financial investment	R$ 100,000
Percentage of long term gross debt	93.66%	82.50%
Gain (loss) in financial results	R$ 579,946	R$ (189,816)
Time value of the foreign exchange option	6,251
Time value of the commodity option	R$ 6,178